DEBT - Assets Pledged and Weighted Average Interest Rate Additional Information (Details) $ in Thousands	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Debt Instrument [Line Items]
Number of vessels serving as security | vessel	81	67
Vessels and equipment, net	$ 2,880,321	$ 2,267,686
Weighted average interest rate	2.21%	2.31%
Collateral Pledged [Member]
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,880,300	$ 2,267,700